Environmental rehabilitation obligation and other provisions	12 Months Ended
Dec. 31, 2024
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Environmental rehabilitation obligation and other provisions	30. Environmental rehabilitation obligation and other provisions

Significant accounting judgements and estimates
Environmental rehabilitation obligation
The Group’s mining and exploration activities are subject to various laws and regulations governing the protection of the environment. The
Group recognises a provision for management’s best estimate for asset retirement and environmental obligations in the period in which they are incurred. Actual costs incurred in future periods could differ materially from the estimates. Additionally, future changes to environmental laws and regulations, life-of-mine estimates and discount rates could affect the carrying amounts of these provisions.

These provisions are calculated using the following assumptions:
	Inflation rate	Discount rate	Discount period
2024
SA gold operations	7.0%	8.3% – 11.1%	1 – 25 years
SA PGM operations	7.0%	8.3% – 11.1%	1 – 45 years
US PGM operations	3.5%	4.8%	25 – 35 years
European operations	2.5%	2.3% – 3.0%	2 – 23 years
Australian operations	2.5%	3.9%	5 – 19 years
2023
SA gold operations	7.0%	8.9% – 12.3%	1 – 25 years
SA PGM operations	7.0%	8.9% – 12.3%	1 – 48 years
US PGM operations	3.5%	4.0%	31 – 46 years
European operations	2.1%	3.1%	23 years
Australian operations	2.8%	3.7%	40 months
2022
SA gold operations	6.5%	7.8% – 11.5%	1 – 22 years
SA PGM operations	6.5%	7.8% – 11.6%	1 – 49 years
US PGM operations	4.0%	4.0%	31 – 43 years
European operations	2.5%	3.3%	24 years

Onerous contract
The measurement of the onerous contract provision is subject to various inputs such as estimated revenue to be generated from the contract, which is impacted by pricing and volume assumptions, as well as estimated costs to be incurred such as production costs, which include overheads, labour and manufacturing input cost. Changes to these inputs could materially impact the cash flows  included in the measurement of the onerous contract provision.

Accounting Policy
Provisions are recognised when the Group has a present obligation, legal or constructive, resulting from past events and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognised as finance cost.
Environmental rehabilitation obligation
Long-term environmental obligations are based on the Group’s environmental management plans, in compliance with applicable environmental and regulatory requirements. The estimated costs of rehabilitation are reviewed annually and adjusted as appropriate for changes in legislation, technology or other circumstances. Cost estimates are not reduced by the potential proceeds from the sale of assets or from plant clean up at closure. Based on disturbances to date, the net present value of expected rehabilitation cost estimates is recognised and provided for in full in the financial statements. The estimates are reviewed annually and are discounted using a risk-free rate that is adjusted to reflect the current market assessments of the time value of money.
Annual changes in the provision consist of notional finance costs relating to the change in the present value of the provision and inflationary increases in the provision estimate, as well as changes in estimated cost of rehabilitation, remediation and decommissioning.
Changes in estimates are capitalised or reversed against the related asset to the extent that it meets the definition of dismantling and removing the item and restoring the site on which it is located. Costs that relate to an existing condition caused by past operations and do not have a future economic benefit are recognised in profit or loss. If a decrease in the liability exceeds the carrying amount of the asset, the excess is recognised immediately in profit or loss. The present value of environmental disturbances created are capitalised to mining assets against an increase in the environmental rehabilitation obligation. Rehabilitation projects undertaken, included in the estimates, are charged to the provision as incurred. The cost of ongoing current programmes to prevent and control environmental disturbances is recognised in profit or loss as incurred. The unwinding of the discount due to the passage of time is recognised as finance cost, and the capitalised cost is amortised over the remaining lives of the mines.
Onerous contract provision
Onerous contract provisions are measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract, which is determined based on the incremental cost of fulfilling the obligation under the contract and an allocation of other cost directly related to fulfilling the contract. Before a provision is established, the Group recognises any impairment loss on the assets associated with the contract.

Figures in million – SA rand	Notes	2024	2023	2022
Environmental rehabilitation obligation	30.1	11,805	11,355	8,435
Other provisions	30.2	444	1,982	117
Balance at end of the year		12,249	13,337	8,552
Current portion of environmental rehabilitation obligation and other provisions		(327)	(832)	—
Non-current portion of environmental rehabilitation obligation and other provisions		11,922	12,505	8,552
30.1  Environmental rehabilitation obligation

Figures in million - SA rand	Notes	2024	2023	2022
Balance at beginning of the year		11,355	8,435	8,146
Interest charge	5.2	966	758	611
Utilisation of environmental rehabilitation obligation[1]		(488)	(274)	(236)
Change in estimates charged to profit or loss[2]		433	(82)	(183)
Change in estimates capitalised[2]		204	(419)	(85)
Environmental rehabilitation obligation on acquisition of subsidiaries		—	3,576	97
Derecognition with deemed disposal of interest in joint operation	19	—	(818)	—
Liabilities associated with assets held for sale		(451)	—	—
Foreign currency translation		(214)	179	85
Balance at end of the year		11,805	11,355	8,435
Reconciliation of the non-current and current portion of the environmental rehabilitation obligation:
Environmental rehabilitation obligation		11,805	11,355	8,435
Current portion of environmental rehabilitation obligation		—	—	—
Non-current portion of environmental rehabilitation obligation		11,805	11,355	8,435
1The cost of ongoing current programmes to prevent and control environmental disturbances, including reclamation activities, is charged to cost of sales as incurred
2Changes in estimates result from changes in reserves and corresponding changes in life-of-mine, changes in discount rates, changes in closure cost estimates and changes in laws and regulations governing environmental matters
The Group’s mining operations are required by law to undertake rehabilitation works as part of their ongoing operations. The Group makes contributions into environmental rehabilitation obligation funds (see note 21) and holds guarantees to fund the estimated costs.
The Group's environmental rehabilitation obligation is sensitive to changes in certain assumptions applied in the calculation of the balance of the obligation at 31 December 2024. The table below illustrates the impact of certain changes to the assumptions on the balance of the obligation at 31 December 2024, holding all other assumptions constant:

Key assumption	Change to key assumption	Impact on the environmental rehabilitation obligation (SA rand millions)
Discount rate	1%	R987 million
Inflation rate	1%	R1,238 million
Discount period	1 year	R311 million
30.2  Other provisions

Figures in million - SA rand	Notes	2024	2023	2022
Balance at beginning of the year		1,982	117	117
Onerous contract provision recognised[1]	8.1	200	1,865	—
Finance expense		58	—	—
Change in onerous contract provision recognised through profit or loss[2]	8.2	(1,017)	—	—
Payments made - cash[3]		(665)	—	—
Foreign currency translation		(114)	—	—
Balance at end of the year		444	1,982	117
Other provisions consists of:
Onerous contract provisions[4]		327	1,865	—
Other		117	117	117
Other provisions		444	1,982	117
Reconciliation of the non-current and current portion of other provisions:
Other provisions		444	1,982	117
Current portion of other provisions[5]		(327)	(832)	—
Non-current portion of other provisions		117	1,150	117
1This is an onerous supply contract provision relating to the raw material used in the Sandouville nickel refinery's production process, which is purchased under a single supply contract previously  maturing on 31 December 2027. Due to sustained losses incurred at the operation, the Group assessed whether the supply contract is onerous at 31 December 2023. Consequently, the Group determined whether the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. The unavoidable costs under a contract reflect the least net cost of exiting from the contract, which is the lower of the cost of fulfilling it and any compensation or penalties arising from failure to fulfil it. Based on this assessment, the Group recognised an onerous contract provision amounting to
R1,865 million, which represents the present value at 31 December 2023 of the penalty payable on early exiting the supply contract and the unavoidable losses to be incurred in meeting Sandouville's obligations under the contract during the notice period. Before the separate provision for the onerous contract was established, the
Group recognised an impairment loss on assets, partially dedicated to the contract (see note 10). The onerous contract provision was calculated based on an expectation of terminating the contract in line with the required notice period and discounted at a pre-tax rate of 5.75%, reflecting the risks specific to the provision.
During 2024, the Group agreed with the supplier to terminate this supply contract with final delivery made in January 2025. During the year, additional provisions were raised for onerous contracts amounting to R200 million in respect of the Sandouville nickel refinery's production process
2The provision, included in Sandouville segment, decreased due to the realisation of onerous contract losses provided for at 31 December 2023
3The payment was made in respect of a penalty resulting from early exiting the supply contract
4Included in the balance is the onerous contract provision relating to the raw material used in the Sandouville nickel refinery's production amounting to R121 million and the balance relates to additional provisions raised for onerous contracts in respect of the Sandouville nickel refinery's production process
5The current portion at 31 December 2024 and 31 December 2023 relates to the onerous contract provisions
Post closure water management liability
The Sibanye-Stillwater SA Region continues to monitor the potential risk of long-term acid and non-acidic mine impacted water and other groundwater pollution challenges also experienced by peer mining groups operating in similar geological settings. Acid mine drainage
(AMD) specifically relates to the acidification and contamination of naturally occurring water resources by pyrite-bearing rock/ore contained in underground mines, rock dumps, tailings facilities and pits on surface. The  SA Region  has made significant progress in reliably determining the financial impact that AMD and groundwater pollution may have on the Group. The quantification of any post-closure latent environmental impacts is deemed to become a requirement once the proposed amended Financial Provisioning Regulations comes into effect (this date is yet to be announced). All water-related risks, whether operational or post-closure, are dealt with as part of our enterprise risk management framework.
As at 31 December 2024, closure liability assessments make financial provision of  R3,536 million (undiscounted) for what it specifically termed “Post Closure Aspects”. This includes but is not limited to amongst others, post-closure water management aspects such as initial and post-decant surface and groundwater monitoring, wetlands, biomonitoring and aquatics monitoring and care-and-maintenance monitoring. This value includes a revised post closure water treatment scenario for the Marikana operations. During the operational life-of-
mine, pre-closure, the Group aims at investigating and implementing practical, sustainable and cost-effective solutions that, where possible, reduces post-closure impacts as effectively as possible, whilst also promoting the establishment and implementation of self-
sustaining ecosystems and processes, respectively, that would require very limited or no ongoing active management by the operation, in a post-closure scenario. This is directly aligned to the Group’s long-term vision of full water stewardship maturity by 2033.